Income tax and deferred taxes - Current Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Major Components Of Tax Expense [Line Items]
Current tax liabilities	$ 183,633	$ 356,611
Chilean income tax
Major Components Of Tax Expense [Line Items]
Current tax liabilities	636	337,245
Specific mining tax to lithium mining
Major Components Of Tax Expense [Line Items]
Current tax liabilities	162,743	0
Foreign company income tax
Major Components Of Tax Expense [Line Items]
Current tax liabilities	$ 20,254	$ 19,366